Earnings per share	12 Months Ended
Dec. 31, 2020
Earnings per share
Earnings per share

28      Earnings per share

Basic EPS is calculated by dividing the loss for the year attributable to ordinary equity holders of the parent by the weighted average number of ordinary shares outstanding during the year.

Diluted EPS is calculated by dividing the loss attributable to ordinary equity holders of the parent by the weighted average number of ordinary shares and excludes all potential shares outstanding during the year, as their inclusion would be anti-dilutive. The Group potential shares consist of incremental shares issuable upon the assumed exercise of share options and the incremental shares issuable upon the assumed vesting of unvested share awards.

The following table reflects the loss and share data used in the basic and diluted EPS calculations:

	For the year ended December 31,
In thousands of EUR	2018	2019	2020
Numerator
Loss for the period	(170,381)	(227,065)	(160,958)
Less: net loss attributable to non-controlling interest	(310)	(376)	(30)
Loss attributable to Equity of the Company	(170,071)	(226,689)	(160,928)
Denominator
Weighted average number of shares for basic and diluted EPS	94,963,796	140,655,697	160,697,588

Loss per share - basic and diluted	(1.79)	(1.61)	(1.00)

Potential dilutive securities that are not included in the diluted per share calculations because they would be anti-dilutive are as follows:

	For the year ended December 31,
	2018	2019	2020
Share Options	6,414,549	8,004,121	5,252,152